Segment Information and Major Customers	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Segment Information and Major Customers [Abstract]
Segment Reporting Disclosure [Text Block]
3.	Segment Information and Major Customers

The Company views its operations and manages its business as one reportable segment, providing language translation solutions to a variety of companies, primarily in its targeted vertical markets.  Factors used to identify the Company’s single operating segment include the financial information available for evaluation by the chief operating decision maker in making decisions about how to allocate resources and assess performance.  The Company markets its products and services through its headquarters in the United States and its wholly-owned subsidiaries operating in Ireland, Spain, Singapore, and Brazil.

Net sales per geographic region, based on the billing location of the end customer, are summarized below.

	Three Months Ended March 31,
	2014		2013
	Sales	Percent	Sales	Percent
United States	$4,740	77%	$3,792	69%
Asia	178	3%	299	5%
Europe	967	16%	1,074	19%
Other International	269	4%	359	7%
Total Sales	$6,154	100%	$5,524	100%

For the three months ended March 31, 2014 and 2013, no individual foreign country accounted for more than 10% of net revenues.

4.	Segment Information and Major Customers

The Company views its operations and manages its business as one reportable segment, providing language translation solutions to a variety of companies, primarily in its targeted vertical markets.  Factors used to identify the Company’s single operating segment include the financial information available for evaluation by the chief operating decision maker in making decisions about how to allocate resources and assess performance.  The Company markets its products and services through its headquarters in the United States and its wholly-owned subsidiaries operating in Ireland, Spain, Singapore, and Brazil.

Net sales per geographic region, based on the billing location of the end customer, are summarized below.

	Years Ended December 31,
	2013		2012
	Sales	Percent	Sales	Percent
United States	$16,338	68%	$14,419	70%
Asia	1,218	5%	960	5%
Europe	5,309	22%	4,319	21%
Other International	1,096	5%	813	4%
Total Sales	$23,961	100.0%	$20,511	100%

One foreign country, Spain, accounted for 10% of consolidated revenue in 2013 and 11% in 2012.